Condensed Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,936,020)	$ (4,178,493)	$ (2,921,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	827	34,674	1,378
Non-cash lease expense			14,523
Amortization of right-of-use asset	8,963	17,533
Share based compensation	346,822	369,914	355,334
Change in operating assets and liabilities:
Accounts receivable	(2,966)	(48,861)
Inventories	(470)	(1,039,233)	(97,636)
Prepaid expenses and other current assets	(235,510)	405,263	(539,592)
Deferred offering cost		(377,698)	(297,437)
Deposits	(24,703)	(13,625)	(3,178)
Accounts payable	226,686	1,580,989	436,011
Accrued expenses and other current liabilities	5,000	131,206	116,825
Operating lease liability	(8,963)	(17,533)	(14,523)
Net cash used in operating activities	(1,620,333)	(3,135,864)	(2,949,620)
Cash flows from investing activities:
Purchases of property and equipment	(10,993)	(272,102)	(11,024)
Purchases of intangibles	(148,319)		(193,668)
Purchases of construction-in-progress	(306,141)		(452,405)
Advances to related parties			(50,500)
Asset acquisition of TruMed		(114,000)
Receipts from related parties			50,500
Cash used in investing activities	(465,453)	(386,102)	(657,097)
Cash flows from financing activities:
Proceeds from loans issued		450,000
Repayments of loans payable		(81,639)
Issuance of 2,800,000 Common Shares	90
Issuance of 1,003,012 Common Shares	1,478,582
Issuance of 1,001,242 Units, net of issuance costs of $62,155	2,719,438		2,719,438
Issuance of 1,003,012 Common Shares, net of issuance costs of $138,256			1,478,582
Issuance of 196,400 Common Shares, net of issuance costs of $7,565		974,435
Issuance of 178,100 Common Shares, net of issuance costs of $70		890,430
Issuance of 162,600 Common Shares, net of issuance costs of $4,547		808,453
Net cash provided by financing activities	4,198,110	3,041,679	4,198,020
Effect of foreign currency exchange rate changes on cash	(45,673)	(21,476)	(32,145)
Net change in cash	2,066,650	(501,763)	559,158
Cash, beginning of period		559,158
Cash, end of period	2,066,650	57,395	559,158
Supplemental disclosures of cash flow information:
Interest		11,175
State income taxes
Supplemental disclosures of noncash financing activities:
Issuance of 2,800,000 Common Shares as part of the Plan of Merger (Note 1)	359,505		359,505
Issuance of notes payable in exchange for acquisition of TruMed		70,000
Right-of-use asset acquired through operating lease	$ 172,974		$ 172,974